Intangibles - Finite-lived intangible assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Maintenance rights
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net	$ 2,815,514	$ 3,292,007
Lease premium, net
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net	962,361	1,152,513
Maintenance rights and lease premium, net
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net	$ 3,777,875	$ 4,444,520